Reconciliation of the Financials to Schedule H of Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 12,440,224,027	$ 11,510,139,934	$ 10,716,268,182
Deemed distributions of participant loans	(3,868,913)	(3,298,362)
Net assets available for benefits per Schedule H	$ 12,436,355,114	$ 11,506,841,572